Expense Example {- Fidelity Advisor Freedom 2065 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom 2065 Fund - Class Z6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	159
5 years	278
10 years	$ 625